Intangible Assets (Tables)	3 Months Ended
Mar. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

The Company’s intangible assets consisted of the following:

	March 31, 2024	December 31, 2023
Brands	$166,394	$168,508
Software development costs	888,888	880,764
Customer relationships	1,532,302	1,541,507
Computer software	41,089	39,311
Gross carrying value	2,628,673	2,630,090

Brands	103,983	101,197
Software development costs	598,672	578,383
Customer relationships	784,718	756,463
Computer software	31,366	30,112
Accumulated amortization	1,518,739	1,466,155
Intangible assets, net	$1,109,934	$1,163,935